Note 5 - Fair Value of Financial Instruments - Assets Measured at Fair Value on Recurring Basis (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value	$ 2,991,770	$ 12,408,940	$ 0
Commercial Paper, Not Included with Cash and Cash Equivalents [Member]
Fair Value	1,994,091	9,424,170
US Treasury Securities [Member]
Fair Value	997,679	2,984,770
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Cash and cash equivalents	14,014,584	8,526,786
Fair Value	0	0
Total financial assets	14,014,584	8,526,786
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Commercial Paper, Not Included with Cash and Cash Equivalents [Member]
Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | US Treasury Securities [Member]
Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Cash and cash equivalents	0	0
Fair Value	2,991,770	12,408,940
Total financial assets	2,991,770	12,408,940
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Commercial Paper, Not Included with Cash and Cash Equivalents [Member]
Fair Value	1,994,090	9,424,170
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US Treasury Securities [Member]
Fair Value	997,680	2,984,770
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Cash and cash equivalents		0
Fair Value		0
Total financial assets		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Commercial Paper, Not Included with Cash and Cash Equivalents [Member]
Fair Value		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | US Treasury Securities [Member]
Fair Value		0
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Cash and cash equivalents	14,014,584	8,526,786
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Cash and cash equivalents	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Cash and cash equivalents		0
Commercial Paper [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Cash and cash equivalents	0	0
Commercial Paper [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Cash and cash equivalents	$ 0	0
Commercial Paper [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Cash and cash equivalents		$ 0